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March 1, 2017	Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Elfun Government Money Market Fund (Registration Nos. 033-31205 and 811-05904)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of Elfun Government Money Market Fund (the “Fund”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T, is Post-Effective Amendment No. 39 to the Trust’s Registration Statement under the Securities Act and Amendment No. 39 to the Trust’s Registration Statement under the 1940 Act (“Amendment No. 39”), including (i) the Prospectus for the Fund; (ii) the Statement of Additional Information for the Fund; and (iii) other information and the signature pages.

Amendment No. 39 is being made to make certain changes to the Registration Statement. It is intended that this Amendment No. 39 become effective 60 days after filing pursuant to paragraph (a)(1) of Rule 485. SSGA Funds Management, Inc. (“SSGA FM”) became investment adviser to the Fund after its shareholder meeting held on June 22, 2016. The Fund’s Prospectus, Statement of Additional Information, and Part C have been revised to conform to the general approach taken by other funds in the SSGA FM Fund complex. Similar changes have been made to the Prospectus, Statement of Additional Information, and Part C of the Elfun Trusts, Elfun Tax-Exempt Income Fund, Elfun International Equity Fund, Elfun Income Fund, and Elfun Diversified Fund.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann

Securities and Exchange Commission	- 2 -	March 1, 2017

Enclosures